Submission	Mar. 16, 2026
Submission [Line Items]
Central Index Key	0001353611
Registrant Name	Invesco CurrencyShares British Pound Sterling Trust
Registration File Number	333-280626
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Invesco CurrencyShares British Pound Sterling Trust
Street 1	C/O INVESCO SPECIALIZED PRODUCTS
Street 2	3500 LACEY ROAD, SUITE 700
City	DOWNERS GROVE
State or Country Code	IL
Zip Code	60515
Reporting FY End Date	Dec. 31, 2025